Post-employment benefits - Narrative (Details) € in Millions, £ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 GBP (£)
Disclosure of defined benefit plans [line items]
Qualifying insurance policies, amount contributed to fair value of plan assets	€ 257
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	€ 26	€ 108	€ 45	€ (301)
Property assets contributed to partnership | £					£ 171
Contributions to pension plan		32	32	39
Estimate of contributions expected to be paid to plan for next annual reporting period		31
Current provision for other employee benefit liabilities		8	8
Non-current provision for other employee benefit liabilities		33	31
Contributions to defined contribution plan		81	€ 79	62
Partnership agreement
Disclosure of defined benefit plans [line items]
Contributions to pension plan		€ 11
Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation		15 years	16 years
Great Britain
Disclosure of defined benefit plans [line items]
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans		€ 104	€ 96	€ (237)
Additional future funding levels to plan		3.00%
Non-current provision for other employee benefit liabilities		€ 0	€ 0
Great Britain | Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation		16 years	17 years